Loss per share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Summary of Computation of loss per share	The computation of loss per share for the respective periods is as follows:

	At 31 December
In USD (except share information)	2021	2020	2019
Loss for the year attributable to equity holders of the Parent Company	(141,416,132)	(29,725,202)	(35,259,401)

Weighted average number of ordinary shares outstanding during the year	56,484	55,300	43,591

Loss per share – basic	(2,504)	(538)	(809)

Loss per share – diluted	(2,504)	(538)	(809)